ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Narrative) - USD ($)	9 Months Ended
	Dec. 31, 2022	Jan. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Accumulated deficit	$ 47,192,364		$ 37,731,476	$ 23,844,671
Cash	7,340,840		17,749,233
Foreign currency contract	1,075,692		440,196
Cash and cash equivalents	$ 0		$ 0
Amortized patents	20 years
Private Placement [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Cash		$ 7,655,974